NOTE 6: PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [abstract]
PROPERTY AND EQUIPMENT

NOTE 6: PROPERTY AND EQUIPMENT

The Company operates clinics in Oregon and Washington State. A continuity of property and equipment for the years ended December 31, 2018, 2017 and 2016 is as follows:

	Facilities	Land	Furniture and equipment	Tenant improvements	Total
Cost
Balance, December 31, 2015	$249,282	$146,822	$42,500	$–	$438,604
Transfer to assets held for sale	(70,297)	(119,703)	–	–	(190,000)
Disposals	(178,985)	(27,119)	(13,000)	–	(219,104)
Impairment loss	–	–	(14,500)	–	(14,500)
Balance, December 31, 2016	–	–	15,000	–	15,000
Expenditures	–	–	11,598	20,000	31,598
Balance, December 31, 2017	–	–	26,598	20,000	46,598
Expenditures	–	–	1,762	98,465	100,227
Balance, December 31, 2018	$–	$–	$28,360	$118,465	$146,825

	Facilities	Land	Furniture and equipment	Tenant improvements	Total
Accumulated amortization
Balance, December 31, 2015	$(8,309)	$–	$(6,917)	$–	$(15,226)
Amortization	(5,966)	–	(27,185)	–	(33,151)
Transfer to assets held for sale	2,343	–	–	–	2,343
Disposals	11,932	–	27,500	–	39,432
Balance, December 31, 2016	–	–	(6,602)	–	(6,602)
Amortization	–	–	(3,868)	–	(3,868)
Balance, December 31, 2017	–	–	(10,470)	–	(10,470)
Amortization	–	–	(9,295)	–	(9,295)
Balance, December 31, 2018	$–	$–	$(19,765)	$–	$(19,765)
Carrying amount
Balance, December 31, 2016	$–	$	$8,398	$–	$8,398
Balance, December 31, 2017	–	16,128	20,000	36,128
Balance, December 31, 2018	$–	$	$8,595	$118,465	$127,060